LONG TERM DEBT - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	$ 2,515	$ 2,511
Noncurrent portion of long-term debt	2,310	2,288
SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Noncurrent portion of long-term debt	$ 970	$ 923